BORROWINGS - Short-Term Narrative (Details) - CNY (¥)		Dec. 31, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Short-term loans interest rate		3.28%	3.56%
Short-term borrowings		¥ 13,339,366,693	¥ 8,238,530,781
Amount of short-term bank borrowings guaranteed or collateralized		6,275,816,277
Long-term Debt		11,267,994,705
Trade Accounts Receivable [Member]
Short-term Debt [Line Items]
Pledged Assets Separately Reported, Other Assets Pledged as Collateral, at Fair Value		726,035,715
Bank Deposit Guaranteed [Member]
Short-term Debt [Line Items]
Pledged Assets Separately Reported, Other Assets Pledged as Collateral, at Fair Value		99,433,930
Loan Two | Guaranteed by affiliate [Member] | Trade Accounts Receivable [Member]
Short-term Debt [Line Items]
Short-term borrowings		236,645,834
Financings Associated With Failed Sale Lease Back Transactions [Member]
Short-term Debt [Line Items]
Long-term Debt		2,756,451,505	907,448,923
Current portion of debt		1,272,284,205	¥ 491,348,271
Loans denominated and repayable in EURO
Short-term Debt [Line Items]
Short-term borrowings		667,698,441
Loans denominated and repayable in USD [Member]
Short-term Debt [Line Items]
Short-term borrowings		166,023,340
Loans denominated and repayable in JPY [Member]
Short-term Debt [Line Items]
Short-term borrowings		2,844,905,047
Land use rights [Member]
Short-term Debt [Line Items]
Pledged Assets Separately Reported, Other Assets Pledged as Collateral, at Fair Value		109,503,702
Land use rights [Member] | Loan Six [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		162,790,000
Buildings [Member]
Short-term Debt [Line Items]
Pledged Assets Separately Reported, Other Assets Pledged as Collateral, at Fair Value		279,568,871
Equipment [Member]
Short-term Debt [Line Items]
Pledged Assets Separately Reported, Other Assets Pledged as Collateral, at Fair Value		3,835,834,686
Inventories [Member]
Short-term Debt [Line Items]
Pledged Assets Separately Reported, Other Assets Pledged as Collateral, at Fair Value		1,749,007,002
Inventories [Member] | Loan Three [Member] | Collateral Pledged [Member]
Short-term Debt [Line Items]
Short-term borrowings		264,036,976
Inventories [Member] | Loan Four [Member] | Guaranteed by affiliate [Member] | Trade Accounts Receivable [Member]
Short-term Debt [Line Items]
Short-term borrowings		1,068,289,523
Building and Equipment [Member] | Loan Five [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		551,124,000
JinkoSolar Holding [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		338,268,877
JinkoSolar Holding [Member] | Loan Seven [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		647,001,772
JinkoSolar Holding and Jiangxi Jinko [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		20,000,000
JinkoSolar Holding and Zhejiang Jinko [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		99,055,301
JinkoSolar Holding and Zhejiang Jinko [Member] | Loan Seven [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		90,000,000
Jinkosolar Holding and Shareholders [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		88,080,340
Jiangxi Jinko | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		854,248,094
Jiangxi Jinko | Loan One | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		177,053,189
Jiangxi Jinko | Loan Seven [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		438,766,924
Zhejiang Jinko [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		859,940,981
Zhejiang Jinko and shareholders of the Group | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		100,000,000
Shareholders Of The Group [Member] | Loan Seven [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		253,013,636
Guaranteed by China Export & Credit Insurance Corporation [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		163,154,163
Jiangxi Jinko and Haining Jinko [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		46,223,825
Jiangxi Jinko and Zhejiang Jinko [Member] | Loan Seven [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		95,000,000
Jiangxi Heji Investment Co., Ltd [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term borrowings		688,534,968
Credit Loans [Member]
Short-term Debt [Line Items]
Short-term borrowings	[1]	1,065,630,732
Letter of Credit [Member]
Short-term Debt [Line Items]
Short-term borrowings	[1]	¥ 5,997,919,685

[1]	As of December 31, 2021, the Group had short-term bank borrowings of RMB1,065,630,732 credit loans, and RMB5,997,919,685 letter of credit loans. The remaining short-term bank borrowings of RMB6,275,816,277 were either guaranteed by other parties and/or collateralized on the Group’s assets, detailed as following: